SHARE-BASED COMPENSATION - Restricted Stock - General Disclosures (Details) - Unvested restricted stock awards - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Restricted stock
Granted (in shares)	0	0
Outstanding (in shares)	0	0